RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Changes in freight rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Decrease in freight rates of USD/day 1,000:
Changes in profit/loss before tax for the following year		$ (18.8)	$ (25.4)
Changes in equity for the following year		$ (18.8)	$ (25.4)
SENSITIVITY TO CHANGES
Decrease in freight rates of USD/day 1,000:
Changes in profit/loss before tax for the following year	$ (27.2)
Changes in equity for the following year	$ (27.2)